Commitments and Contitngencies - Long-Term Time Charters (Table) (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Unbilled Receivables, Not Billable, Fiscal Year Maturity [Abstract]
2015	$ 238,280
2016	429,002
2017	371,984
2018	198,759
2019	122,306
2020 and thereafter	310,852
Total	$ 1,671,183